                     Supplement Dated June 29, 1998 to the
                      Prospectus Dated September 26, 1997
                                  __________

                      NUVEEN FLAGSHIP MULTISTATE TRUST IV
                  Nuveen Flagship Kansas Municipal Bond Fund
                 Nuveen Flagship Kentucky Municipal Bond Fund
           Nuveen Flagship Kentucky Limited Term Municipal Bond Fund
                 Nuveen Flagship Michigan Municipal Bond Fund
                 Nuveen Flagship Missouri Municipal Bond Fund
                   Nuveen Flagship Ohio Municipal Bond Fund
                 Nuveen Flagship Wisconsin Municipal Bond Fund
                                  __________

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

Effective June 29, 1998, for the Nuveen Flagship Kentucky Limited Term Municipal Bond Fund of Nuveen Flagship Multistate Trust IV, footnote 1 on page 18 of the prospectus for the above-referenced fund will be changed to read as follows:

(1) Nuveen pays Authorized Dealers a commission equal to the sum of 1% (0.75% and 0.50%, respectively, for Intermediate and Limited Term Funds) of the first $2.5 million, plus 0.50% of the next $2.5 million, plus 0.25% (0.50% for Intermediate Funds) of any amount over $5 million. Unless the Authorized Dealer waived the commission, you may be assessed a contingent deferred sales charge
(CDSC) of 1% (0.75% and 0.50%, respectively, for Intermediate and Limited Term Funds) if you redeem any of your shares within 18 months of purchase. The CDSC is calculated on the lower of your purchase price or redemption proceeds.

                                  __________

Thomas O'Shaughnessy will be the portfolio manager for the Kentucky and Kentucky Limited Funds. He is currently a portfolio manager of Nuveen Advisory Corp.

Thomas Futrell will be the portfolio manager for the Ohio Fund. He is currently a Vice President of Nuveen Advisory Corp.


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                        SUPPLEMENT DATED JUNE 29, 1998
                  TO THE STATEMENT OF ADDITIONAL INFORMATION
                           DATED SEPTEMBER 26, 1997

                                 -------------

                      NUVEEN FLAGSHIP MULTISTATE TRUST IV
                  Nuveen Flagship Kansas Municipal Bond Fund
                 Nuveen Flagship Kentucky Municipal Bond Fund
           Nuveen Flagship Kentucky Limited Term Municipal Bond Fund
                 Nuveen Flagship Michigan Municipal Bond Fund
                 Nuveen Flagship Missouri Municipal Bond Fund
                   Nuveen Flagship Ohio Municipal Bond Fund
                 Nuveen Flagship Wisconsin Municipal Bond Fund

                                 -------------

This supplement provides new and additional information beyond that contained in the Statement of Additional Information and should be read in conjunction with the Statement of Additional Information.

Effective June 29, 1998, the following are changes to the Statement of Additional Information relating to the purchase of shares of the Funds:

     1. The minimum purchase amount described on page S-44 for Class R shares of a Fund has been increased from $1 million to $2.5 million.

     2. For purposes of rights of accumulation described on page S-42, an investor may also include the value on the purchase date of previously purchased shares of Nuveen exchange-traded funds to determine the appropriate volume discount for purchases of Class A Shares.

     3. For purposes of purchasing Class A Shares of each of the Funds at net asset value without a sales charge, the eligibility requirements for employer-sponsored qualified defined contribution retirement plans are as follows: the number of employees required to allow a plan to participate is 25 employees, and the initial purchase amount of an eligible plan is $500,000. Municipal bond funds are not a suitable investment for individuals investing through retirement plans.



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